Payables and Other Current Liabilities - Composition of Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Accrued employee benefits	€ 465	€ 603
Other non-financial non-trade payables	416	478
Total	€ 881	€ 1,081